Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
		Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Interest received			$ 46,817	$ 20,957
Interest paid			29,222	7,146
Dividends received			751	800
Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures	[1],[2]		1,228	(525)
Cash and cash equivalents classified as part of disposal group held for sale			$ 7,500	$ 1,700
Silicon Valley Bank UK Limited
Disclosure of detailed information about business combination [line items]
Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures		$ 1,200

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	The ‘Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures’ includes $1.2bn of net cash inflow on acquisition of Silicon Valley Bank UK Limited in March 2023.